Pay vs Performance Disclosure		6 Months Ended		12 Months Ended			30 Months Ended	36 Months Ended
		Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

Pursuant to Item 402(v) of Regulation S-K, we are providing the following information about the relationship between (i) executive “compensation actually paid” to the Company’s chief executive officer and other named executive officers and (ii) certain aspects of the financial performance of the Company.

The Compensation Committee does not in practice use “compensation actually paid” as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, see “Compensation Discussion and Analysis.” The below disclosure is provided only to comply with applicable SEC rules.

PAY VERSUS PERFORMANCE TABLE

							Value of Initial Fixed $100 Investment Based On: (4)
Year(1)	Summary Compensation Table Total for PEO 1(2) ($)	Summary Compensation Table Total for PEO 2(2) ($)	Compensa- tion Actually Paid to PEO 1(3) ($)	Compensation Actually Paid to PEO 2(3) ($)	Average Summary Compensation Table Total for Other NEOs(2) ($)	Average Compensation Actually Paid to Other NEOs(3) ($)	Total Share- holder Return ($)	Peer Group Total Shareholder Return(5) ($)	Net Income ($000)	Adjusted EBITDA(6) ($000)
(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)
2022	—	2,057,159	—	2,830,554	1,134,725	1,453,939	116.05	111.98	77,795	435,463
2021	—	1,074,687	—	197,417	563,282	194,105	106.41	208.65	76,077	401,444
2020	1,842,741	2,405,763	3,388,339	3,986,154	1,294,262	1,725,013	121.15	302.04	101,806	420,159
(1)	Isaac Angel served as our Chief Executive Officer, also referred to as our Principal Executive Officer (“PEO”), until July 1, 2020, when he was succeeded by Doron Blachar. Mr. Blachar has served as the PEO since July 1, 2020 and for the entirety of 2022 and 2021. Mr. Angel is labeled as “PEO 1” and Mr. Blachar as “PEO 2.” Our other NEOs for the applicable fiscal years are labeled as “Other NEOs” and are as follows:
•	2022: Assaf Ginzburg, Shlomi Argas, Shimon Hatzir and Ofer Ben Yosef.
•	2021: Assaf Ginzburg, Shlomi Argas, Shimon Hatzir and Ofer Ben Yosef.
•	2020: Assaf Ginzburg, Shlomi Argas, Zvi Krieger and Hezi Kattan.
(2)	Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year in the case of Mr. Angel (PEO 1) and Mr. Blachar (PEO 2), and (ii) the average of the total compensation reported in the SCT for the applicable year for our Other NEOs.
(3)	Amounts reported in these columns represent the amount of “Compensation Actually Paid” (“CAP”) as computed in accordance with Item 402(v) of Regulation S-K. A reconciliation of the adjustments for PEOs 1 and 2 and for the average of the Other NEOs is set forth in the following table. The CAP amounts do not reflect the actual amount of compensation earned by or paid to the PEOs 1 and 2 or Other NEOs in the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to each applicable executive officer’s total compensation reported in the SCT for each year to determine the CAP:

	2022		2021		2020
	PEO 2 D. Blachar	Average Other NEOs	PEO 2 D. Blachar	Average Other NEOs	PEO 1 I. Angel	PEO 2 D. Blachar	Average Other NEOs
Summary Compensation Table Total	$2,057,159	$1,134,725	$1,074,687	$563,282	$1,842,741	$2,405,763	$1,294,262
Less Fair Value of Stock Awards and Option Awards Reported in SCT for the Covered Year	(900,000)	(468,750)	—	—	—	(1,500,000)	(787,500)
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	1,286,723	661,194	—	—	—	2,808,248	1,149,132
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	319,048	136,611	(658,791)	(310,336)	1,379,542	281,057	198,868
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Covered Year	—	—	—	—	—	—	—
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	67,624	(9,840)	(218,479)	(58,841)	166,056	(8,914)	(129,749)
Less Fair Value at the End of the Prior Year of Equity Awards that Were Forfeited Due to Failure to Meet Vesting Conditions in the Covered Year	—	—	—	—	—	—	—
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	—	—	—	—	—	—	—
Compensation Actually Paid	$2,830,554	$1,453,939	$197,417	$194,105	$3,388,339	$3,986,154	$1,725,013
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the covered year.
(4)	TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The TSR assumes $100 was invested at the close of market on December 31, 2019 in our Common Stock, and assumes the reinvestment of any dividends.
(5)	“Peer Group” represents the PBW - Invesco WilderHill Clean Energy ETF. The Peer Group TSR assumes $100 was invested at the close of market on December 31, 2019 in the stocks of the companies included in the PBW - Invesco WilderHill Clean Energy ETF, and assumes the reinvestment of any dividends.
(6)	Adjusted EBITDA is defined as net income before interest, taxes, depreciation and amortization and accretion, adjusted for the following: (i) mark-to-market gains or losses from accounting for derivatives; (ii) stock-based compensation; (iii) merger and acquisition transaction costs; (iv) gain or loss from extinguishment of liabilities; (v) cost related to a settlement agreement; (vi) non-cash impairment charges; (vii) write-off of unsuccessful exploration activities; and (vii) other unusual or non-recurring items.

Company Selected Measure Name								Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)	Isaac Angel served as our Chief Executive Officer, also referred to as our Principal Executive Officer (“PEO”), until July 1, 2020, when he was succeeded by Doron Blachar. Mr. Blachar has served as the PEO since July 1, 2020 and for the entirety of 2022 and 2021. Mr. Angel is labeled as “PEO 1” and Mr. Blachar as “PEO 2.” Our other NEOs for the applicable fiscal years are labeled as “Other NEOs” and are as follows:
•	2022: Assaf Ginzburg, Shlomi Argas, Shimon Hatzir and Ofer Ben Yosef.
•	2021: Assaf Ginzburg, Shlomi Argas, Shimon Hatzir and Ofer Ben Yosef.
•	2020: Assaf Ginzburg, Shlomi Argas, Zvi Krieger and Hezi Kattan.

Peer Group Issuers, Footnote [Text Block]								(5)“Peer Group” represents the PBW - Invesco WilderHill Clean Energy ETF. The Peer Group TSR assumes $100 was invested at the close of market on December 31, 2019 in the stocks of the companies included in the PBW - Invesco WilderHill Clean Energy ETF, and assumes the reinvestment of any dividends.
PEO Total Compensation Amount	[1]	$ 2,405,763	$ 1,842,741	$ 2,057,159	$ 1,074,687
PEO Actually Paid Compensation Amount	[2]	3,986,154	$ 3,388,339	2,830,554	197,417
Adjustment To PEO Compensation, Footnote [Text Block]	(3)Amounts reported in these columns represent the amount of “Compensation Actually Paid” (“CAP”) as computed in accordance with Item 402(v) of Regulation S-K. A reconciliation of the adjustments for PEOs 1 and 2 and for the average of the Other NEOs is set forth in the following table. The CAP amounts do not reflect the actual amount of compensation earned by or paid to the PEOs 1 and 2 or Other NEOs in the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to each applicable executive officer’s total compensation reported in the SCT for each year to determine the CAP:
	2022		2021		2020
	PEO 2 D. Blachar	Average Other NEOs	PEO 2 D. Blachar	Average Other NEOs	PEO 1 I. Angel	PEO 2 D. Blachar	Average Other NEOs
Summary Compensation Table Total	$2,057,159	$1,134,725	$1,074,687	$563,282	$1,842,741	$2,405,763	$1,294,262
Less Fair Value of Stock Awards and Option Awards Reported in SCT for the Covered Year	(900,000)	(468,750)	—	—	—	(1,500,000)	(787,500)
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	1,286,723	661,194	—	—	—	2,808,248	1,149,132
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	319,048	136,611	(658,791)	(310,336)	1,379,542	281,057	198,868
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Covered Year	—	—	—	—	—	—	—
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	67,624	(9,840)	(218,479)	(58,841)	166,056	(8,914)	(129,749)
Less Fair Value at the End of the Prior Year of Equity Awards that Were Forfeited Due to Failure to Meet Vesting Conditions in the Covered Year	—	—	—	—	—	—	—
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	—	—	—	—	—	—	—
Compensation Actually Paid	$2,830,554	$1,453,939	$197,417	$194,105	$3,388,339	$3,986,154	$1,725,013
								In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the covered year.
Non-PEO NEO Average Total Compensation Amount	[1]			1,134,725	563,282	$ 1,294,262
Non-PEO NEO Average Compensation Actually Paid Amount	[2]			1,453,939	194,105	1,725,013
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	(3)Amounts reported in these columns represent the amount of “Compensation Actually Paid” (“CAP”) as computed in accordance with Item 402(v) of Regulation S-K. A reconciliation of the adjustments for PEOs 1 and 2 and for the average of the Other NEOs is set forth in the following table. The CAP amounts do not reflect the actual amount of compensation earned by or paid to the PEOs 1 and 2 or Other NEOs in the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to each applicable executive officer’s total compensation reported in the SCT for each year to determine the CAP:
	2022		2021		2020
	PEO 2 D. Blachar	Average Other NEOs	PEO 2 D. Blachar	Average Other NEOs	PEO 1 I. Angel	PEO 2 D. Blachar	Average Other NEOs
Summary Compensation Table Total	$2,057,159	$1,134,725	$1,074,687	$563,282	$1,842,741	$2,405,763	$1,294,262
Less Fair Value of Stock Awards and Option Awards Reported in SCT for the Covered Year	(900,000)	(468,750)	—	—	—	(1,500,000)	(787,500)
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	1,286,723	661,194	—	—	—	2,808,248	1,149,132
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	319,048	136,611	(658,791)	(310,336)	1,379,542	281,057	198,868
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Covered Year	—	—	—	—	—	—	—
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	67,624	(9,840)	(218,479)	(58,841)	166,056	(8,914)	(129,749)
Less Fair Value at the End of the Prior Year of Equity Awards that Were Forfeited Due to Failure to Meet Vesting Conditions in the Covered Year	—	—	—	—	—	—	—
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	—	—	—	—	—	—	—
Compensation Actually Paid	$2,830,554	$1,453,939	$197,417	$194,105	$3,388,339	$3,986,154	$1,725,013
								In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the covered year.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between CAP and TSR

As required by SEC rules, the graph below reflects the relationship between (i) the CAP of the PEO and average CAP of the other NEOs, (ii) our TSR, and (iii) our Peer Group TSR for each of the fiscal years covered by the Pay Versus Performance Table.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship between CAP and GAAP Net Income

As required by SEC rules, the graph below reflects the relationship between (i) the CAP of the PEO and average CAP of the Other NEOs and (ii) our GAAP Net Income for each of the fiscal years covered by the Pay Versus Performance Table.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between CAP and Adjusted EBITDA (our Company-Selected Measure)

As required by SEC rules, the graph below reflects the relationship between (i) the CAP of the PEO and average CAP of the Other NEOs and (ii) our Adjusted EBITDA for each of the fiscal years covered by the Pay Versus Performance Table.

Total Shareholder Return Amount	[3]			116.05	106.41	121.15
Peer Group Total Shareholder Return Amount	[3],[4]			111.98	208.65	302.04
Net Income (Loss)				$ 77,795	$ 76,077	$ 101,806
Company Selected Measure Amount	[5]			435,463	401,444	420,159
PEO Name			Isaac Angel				Doron Blachar
Additional 402(v) Disclosure [Text Block]

TABULAR LIST OF MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES

The following is a list of performance measures, which in our assessment represent the most important performance measures used by the Company to link NEO compensation to Company performance. Each performance metric below is used for purposes of determining payouts under either our Management Plan or vesting of our PSUs. Please see “Compensation Discussion & Analysis” for a further description of these performance metrics (including, in the case of Adjusted EBITDA, how it is calculated) and how they are used in our executive compensation program. As noted above, we do not in practice use any performance measures to link “compensation actually paid” (as calculated herein) to Company performance. However, we are providing this list in accordance with Item 402(v) of Regulation S-K to provide information on performance measures used by the Compensation Committee to determine NEO compensation, as more fully described in “Compensation Discussion and Analysis.”

Most Important Financial Performance Measures
Adjusted EBITDA
Revenue
Relative TSR
Ormat Stock Price

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name				Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name				Ormat Stock Price
PEO [Member] | Fair Value of Stock Awards and Option Awards Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,500,000)		$ (900,000)
PEO [Member] | Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,808,248		1,286,723
PEO [Member] | Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		281,057	$ 1,379,542	319,048	$ (658,791)
PEO [Member] | Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (8,914)	$ 166,056	67,624	(218,479)
Non-PEO NEO [Member] | Fair Value of Stock Awards and Option Awards Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(468,750)		$ (787,500)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				661,194		1,149,132
Non-PEO NEO [Member] | Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				136,611	(310,336)	198,868
Non-PEO NEO [Member] | Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (9,840)	$ (58,841)	$ (129,749)

[1]	(2)Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year in the case of Mr. Angel (PEO 1) and Mr. Blachar (PEO 2), and (ii) the average of the total compensation reported in the SCT for the applicable year for our Other NEOs.
[2]	(3)Amounts reported in these columns represent the amount of “Compensation Actually Paid” (“CAP”) as computed in accordance with Item 402(v) of Regulation S-K. A reconciliation of the adjustments for PEOs 1 and 2 and for the average of the Other NEOs is set forth in the following table. The CAP amounts do not reflect the actual amount of compensation earned by or paid to the PEOs 1 and 2 or Other NEOs in the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to each applicable executive officer’s total compensation reported in the SCT for each year to determine the CAP:
	2022		2021		2020
	PEO 2 D. Blachar	Average Other NEOs	PEO 2 D. Blachar	Average Other NEOs	PEO 1 I. Angel	PEO 2 D. Blachar	Average Other NEOs
Summary Compensation Table Total	$2,057,159	$1,134,725	$1,074,687	$563,282	$1,842,741	$2,405,763	$1,294,262
Less Fair Value of Stock Awards and Option Awards Reported in SCT for the Covered Year	(900,000)	(468,750)	—	—	—	(1,500,000)	(787,500)
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	1,286,723	661,194	—	—	—	2,808,248	1,149,132
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	319,048	136,611	(658,791)	(310,336)	1,379,542	281,057	198,868
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Covered Year	—	—	—	—	—	—	—
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	67,624	(9,840)	(218,479)	(58,841)	166,056	(8,914)	(129,749)
Less Fair Value at the End of the Prior Year of Equity Awards that Were Forfeited Due to Failure to Meet Vesting Conditions in the Covered Year	—	—	—	—	—	—	—
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	—	—	—	—	—	—	—
Compensation Actually Paid	$2,830,554	$1,453,939	$197,417	$194,105	$3,388,339	$3,986,154	$1,725,013
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the covered year.
[3]	(4)TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The TSR assumes $100 was invested at the close of market on December 31, 2019 in our Common Stock, and assumes the reinvestment of any dividends.
[4]	(5)“Peer Group” represents the PBW - Invesco WilderHill Clean Energy ETF. The Peer Group TSR assumes $100 was invested at the close of market on December 31, 2019 in the stocks of the companies included in the PBW - Invesco WilderHill Clean Energy ETF, and assumes the reinvestment of any dividends.
[5]	(6)Adjusted EBITDA is defined as net income before interest, taxes, depreciation and amortization and accretion, adjusted for the following: (i) mark-to-market gains or losses from accounting for derivatives; (ii) stock-based compensation; (iii) merger and acquisition transaction costs; (iv) gain or loss from extinguishment of liabilities; (v) cost related to a settlement agreement; (vi) non-cash impairment charges; (vii) write-off of unsuccessful exploration activities; and (vii) other unusual or non-recurring items.